Revenue	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Revenue
22.	Revenue

(1)	Contract balances
Receivables from contracts with customers, contract assets and contract liabilities are comprised of the following:

	Yen in millions
	April 1	March 31
	2023	2024	2025
Receivables from contracts with customers *1	1,679,106	1,931,631	1,736,079
Contract assets *2	19,355	17,820	7,973
Contract liabilities *3	508,454	534,432	632,912

*1
Receivables from contracts with customers are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other financial assets,”
non-current.

*2	Contract assets are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other non-current assets.”
*3	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”
Contract liabilities principally relate to customer advances received prior to performance. Revenues of 303,779 million yen, 444,964 million yen and 461,340 million yen were recognized during the fiscal years ended March 31, 2023, 2024 and 2025, respectively, which were included in the balance of contract liabilities as of April 1, 2022, 2023 and 2024, respectively. The amount of revenue recognized from performance obligations satisfied or partially satisfied in the previous periods is not significant.

(2)	Performance obligations
Remaining (unsatisfied or partially unsatisfied) performance obligations represent future revenues not yet recorded for firm orders that have not yet been performed. Sony applies practical expedients to exclude contracts with an expected original duration of one year
or less. The following table shows the summary of the transaction prices allocated to remaining performance obligations that are unsatisfied as of March 31, 2024 and 2025, respectively, of which more than half are expected to be recognized within one year and substantially all within three years. The amount of the transaction price related to variable consideration is included only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue to be recognized will not occur.

	Yen in millions
	March 31
	2024	2025
Pictures - Motion Pictures and Television Productions *1	813,790	748,517
Pictures - Media Networks	10,027	9,094
Music *2	112,609	116,184
Others	58,717	69,587

*1	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.
*2	The amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content.

(3)	Contract costs
Contract costs are comprised as follows:

	Yen in millions
	March 31
	2024	2025

Incremental costs of obtaining a contract	6,882	12,901
Sony applies practical expedients to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset that otherwise would have been recognized is one year or less. The amortization of 4,686 million yen, 4,562 million yen and 2,380 million yen was recognized during the fiscal years ended March 31, 2023, 2024 and 2025, respectively. The incremental costs of obtaining a contract are primarily recognized in the ET&S segment for the internet-related service business and amortized to expense over the customer’s usage period for such service.

(4)	Disaggregation of revenue
For the breakdown of sales and financial services revenue by segments, product categories and geographies, refer to Note 4.